Convertible Redeemable Preferred Shares (Details) - USD ($)			3 Months Ended		6 Months Ended
	Apr. 10, 2025	Jan. 10, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Convertible Redeemable Preferred Shares [Line Items]
Stock repurchase value (in Dollars)	$ 100,000,000
Excess carrying value of preferred shares repurchased (in Dollars)			$ 38,093,537		$ 38,093,537
Preferred stock dividend percent					8.00%
Preferred shares conversion ratio					1 for 3.3593
Floor for preferred stock to earn in a redemption event					10.00%
Percentage of surviving entity					50.00%
Minimum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock dividend percent					8.00%
Series D Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Repurchase of shares (in Shares)	3,017,119
Carrying value of the preferred stock repurchased (in Dollars)	$ 138,093,537
Class A Ordinary Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Conversion of shares (in Shares)	269,381,830
Conversion value (in Dollars)	$ 2,745,357,933
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of share conversion					50.00%
Accredited Investor [Member] | Series D Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)		1,215,817
Total proceeds (in Dollars)		$ 40,297,282
Equity Investment Ownership Percent [Member]
Convertible Redeemable Preferred Shares [Line Items]
Right of participation			50.00%		50.00%
Conversion Rights [Member] | Series D Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of share conversion					66.00%